GuidePath® Tactical Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2022

Number of Shares		Value
	COMMON STOCKS - 59.76%
	Air Freight & Logistics - 2.36%
111,716	Expeditors International of Washington, Inc. (a)	$11,609,527
	Biotechnology - 6.52%
14,073	Regeneron Pharmaceuticals, Inc. (b)	10,153,529
42,550	United Therapeutics Corp. (b)	11,832,729
34,840	Vertex Pharmaceuticals, Inc. (b)	10,061,095
		32,047,353
	Building Products - 2.48%
188,254	Builders FirstSource, Inc. (b)	12,213,919
	Chemicals - 1.43%
132,900	Olin Corp.	7,035,726
	Electric Utilities - 3.92%
341,605	NRG Energy, Inc. (a)	10,869,871
213,071	OGE Energy Corp. (a)	8,426,958
		19,296,829
	Food Products - 2.58%
136,836	Archer-Daniels-Midland Co.	12,705,223
	Health Care Equipment & Supplies - 2.25%
41,623	Danaher Corp.	11,047,577
	Health Care Providers & Services - 4.77%
126,824	CVS Health Corp.	11,818,729
49,553	Laboratory Corp of America Holdings (a)	11,668,740
		23,487,469
	Household Products - 2.88%
93,421	Procter & Gamble Co.	14,158,887
	Insurance - 6.21%
183,970	Aflac, Inc.	13,234,802
184,969	Hartford Financial Services Group, Inc.	14,026,199
135,211	Old Republic International Corp. (a)	3,265,346
		30,526,347
	Interactive Media & Services - 1.73%
96,560	Alphabet, Inc. - Class A (b)	8,519,489
	Machinery - 1.95%
42,023	Snap-on, Inc. (a)	9,601,835
	Media - 0.34%
77,776	TEGNA, Inc.	1,648,073
	Multi-Utilities - 1.58%
81,564	Consolidated Edison, Inc. (a)	7,773,865
	Oil, Gas & Consumable Fuels - 5.14%
101,637	ConocoPhillips	11,993,166
42,137	Devon Energy Corp.	2,591,847
158,208	PBF Energy, Inc. - Class A	6,451,722
67,080	PDC Energy, Inc. (a)	4,258,238
		25,294,973
	Pharmaceuticals - 2.87%
275,268	Pfizer, Inc.	14,104,732
	Professional Services - 1.61%
107,066	Robert Half International, Inc.	7,904,683
	Road & Rail - 2.31%
216,559	Knight-Swift Transportation Holdings, Inc. - Class A (a)	11,349,857
	Semiconductors & Semiconductor Equipment - 1.68%
132,597	ON Semiconductor Corp. (a)(b)	8,270,075
	Software - 2.62%
53,761	Microsoft Corp.	12,892,963
	Technology Hardware, Storage & Peripherals - 2.53%
95,861	Apple, Inc.	12,455,220
	Total Common Stocks (Cost $271,176,362)	293,944,622

	SHORT TERM INVESTMENTS - 40.02%
	Money Market Funds - 40.02%
196,866,896	DWS Government Money Market Series - Institutional Shares
	Effective Yield 4.22%, (c)(e)	196,866,896
	Total Short Term Investments (Cost $196,866,896)	196,866,896
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 8.07%
39,698,073	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 4.49% (c)	39,698,073
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $39,698,073)	39,698,073

	Total Investments (Cost $507,741,331) - 107.85%	530,509,591
	Liabilities in Excess of Other Assets - (7.85)%	(38,617,432)
	TOTAL NET ASSETS - 100.00%	$491,892,159

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of December 31, 2022.
(e)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including financial statements, is available from the SEC’s EDGAR database at www.sec.gov.